Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 588,775	$ 1,878,408	$ 2,343,666
Available-for-sale securities			2,661,932
Accounts receivable – unbilled			2,212,538
Accounts receivable, net of allowance for doubtful accounts	372,469	1,444,636	728,388
Prepaid expenses and other current assets	204,926	264,892	292,079
Total current assets	1,166,170	3,587,936	8,238,603
Property and equipment, net	59,789	93,563	127,787
Internally developed software, net	3,876,518	4,611,954	6,323,034
Other intangible assets, net	620,923	716,700	908,255
Operating lease right-of-use asset	299,001	327,977	193,857
Security deposits	12,100	12,100	27,601
Total assets	6,034,501	9,350,230	15,819,137
Current liabilities:
Accounts payable	4,315,010	4,197,561	3,925,438
Accrued expenses	645,567	1,168,786	1,540,607
Operating lease current obligation	46,982	43,369	167,114
Deferred revenue	164,066	360,708	415,771
Total current liabilities	5,171,625	5,770,424	6,048,930
Operating lease long-term obligation	240,903	268,798	29,130
Total liabilities	5,412,528	6,039,222	6,078,060
Commitments and contingencies
Stockholders’ equity
Common stock value	250	170	45
Additional paid-in capital	75,190,151	75,173,627	69,105,176
Treasury stock	(172)	(172)	(172)
Accumulated other comprehensive income			840
Accumulated deficit	(74,568,256)	(71,862,617)	(59,364,812)
Total stockholders’ equity	621,973	3,311,008	9,741,077
Total liabilities and stockholders’ equity	$ 6,034,501	$ 9,350,230	$ 15,819,137